Financing Expenses, Net (Details) - Schedule of financing expenses - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Financing Expenses [Abstract]
Change in fair value of convertible advance investment (see Note 9)			$ 70	$ 288	$ 436
Amortization of discount and accrued interest relating to straight loan received from commercial Bank (see Note 6 and Note 7)	$ 68	$ 12	102	59	120
Modification of terms relating to straight loan (see Note 6A1)				90
Amortization of discount relating to liability to related party (see Note 14)			40
Exchange rate differences and others			(47)	38	141
Total			$ 165	$ 475	$ 697